COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - USD ($)	Dec. 28, 2025	Dec. 29, 2024
Disclosure of contingent liabilities [line items]
Recorded liability with respect to guarantees	$ 5,892,300,000
Financial guarantees, maximum potential liability
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	140,500,000	$ 97,700,000
Recorded liability with respect to guarantees	0
Financial guarantees, maximum potential liability | Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	54,300,000	17,200,000
Financial guarantees, maximum potential liability | Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 86,200,000	$ 80,500,000